Expense Example - PGIM Short Duration Muni Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	288	445	617	1,113	246	476	829	1,609	33	147	271	633	30	314	620	1,489